Receivables and Allowance for Credit Losses - Gross EIP Receivables by Credit Category (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	$ 3,960	$ 3,230
Prime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	1,758	1,419
Subprime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	2,202	1,811
Current - 30 days past due
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	3,860	3,110
Current - 30 days past due | Prime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	1,727	1,375
Current - 30 days past due | Subprime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	2,133	1,735
31 - 60 days past due
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	46	65
31 - 60 days past due | Prime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	17	27
31 - 60 days past due | Subprime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	29	38
61 - 90 days past due
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	22	23
61 - 90 days past due | Prime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	6	7
61 - 90 days past due | Subprime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	16	16
More than 90 days past due
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	32	32
More than 90 days past due | Prime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	8	10
More than 90 days past due | Subprime
Financing Receivable, Recorded Investment [Line Items]
EIP receivables, gross	$ 24	$ 22